LOANS - RISK CATEGORY OF LOANS BY CLASS OF LOANS (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Risk category of loans by class of loans
Loans	$ 115,274	$ 115,125
Pass
Risk category of loans by class of loans
Loans	108,316	104,646
Special Mention
Risk category of loans by class of loans
Loans	137	102
Substandard
Risk category of loans by class of loans
Loans	6,821	10,377
One-to-four-family
Risk category of loans by class of loans
Loans	100,127	97,214
One-to-four-family | Pass
Risk category of loans by class of loans
Loans	99,193	94,007
One-to-four-family | Substandard
Risk category of loans by class of loans
Loans	934	3,207
Multi-family and commercial
Risk category of loans by class of loans
Loans	8,663	9,493
Multi-family and commercial | Pass
Risk category of loans by class of loans
Loans	2,677	2,649
Multi-family and commercial | Special Mention
Risk category of loans by class of loans
Loans	137	102
Multi-family and commercial | Substandard
Risk category of loans by class of loans
Loans	5,849	6,742
Home equity
Risk category of loans by class of loans
Loans	6,408	8,069
Home equity | Pass
Risk category of loans by class of loans
Loans	6,370	7,641
Home equity | Substandard
Risk category of loans by class of loans
Loans	38	428
Consumer and other
Risk category of loans by class of loans
Loans	76	349
Consumer and other | Pass
Risk category of loans by class of loans
Loans	$ 76	$ 349